Quarterly Report
February 29, 2024
MFS®  Emerging Markets
Equity Fund
FEM-Q3

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Alcoholic Beverages – 3.9%
Ambev S.A., ADR	33,504,323	$83,425,764
China Resources Beer Holdings Co. Ltd.	11,740,000	50,906,571
Kweichow Moutai Co. Ltd., “A”	434,609	102,410,212
Wuliangye Yibin Co. Ltd., “A”	2,736,918	54,123,878
		$290,866,425
Automotive – 3.0%
BYD Co. Ltd.	2,079,500	$51,340,105
Hero MotoCorp Ltd.	717,967	38,328,807
Mahindra & Mahindra Ltd.	5,691,714	132,647,920
		$222,316,832
Biotechnology – 0.9%
Hugel, Inc. (a)	489,363	$67,583,250
Brokerage & Asset Managers – 0.7%
B3 S.A. - Brasil Bolsa Balcao	20,108,300	$51,897,867
Moscow Exchange MICEX-RTS PJSC (a)(u)	65,313,565	0
		$51,897,867
Business Services – 4.8%
Infosys Ltd.	7,621,546	$153,862,552
Tata Consultancy Services Ltd.	3,110,177	153,606,631
Tech Mahindra Ltd.	3,085,104	47,396,738
		$354,865,921
Chemicals – 1.1%
UPL Ltd.	14,700,187	$83,272,915
Computer Software – 0.8%
Kingsoft Corp.	22,516,000	$62,836,018
Computer Software - Systems – 7.5%
Hon Hai Precision Industry Co. Ltd.	41,519,000	$135,290,245
Samsung Electronics Co. Ltd.	7,696,970	424,269,749
		$559,559,994
Conglomerates – 0.8%
LG Corp.	808,425	$56,886,019
Construction – 3.8%
Anhui Conch Cement Co. Ltd.	16,660,000	$36,428,789
Gree Electric Appliances, Inc., “A”	17,147,239	93,087,225
Midea Group Co. Ltd., “A”	6,785,608	59,080,753
Techtronic Industries Co. Ltd.	7,743,500	83,819,098
Zhejiang Supor Co. Ltd., “A”	1,527,352	11,737,673
		$284,153,538
Consumer Products – 0.2%
AmorePacific Corp.	175,802	$15,789,966
Electronics – 9.8%
ASE Technology Holding Co. Ltd	8,515,000	$37,443,965
Taiwan Semiconductor Manufacturing Co. Ltd.	31,622,695	690,288,032
		$727,731,997

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.9%
Reliance Industries Ltd.	1,917,314	$67,557,621
Energy - Integrated – 4.1%
China Petroleum & Chemical Corp.	36,270,000	$20,058,637
Galp Energia SGPS S.A., “B”	6,903,431	108,710,044
LUKOIL PJSC (a)(u)	1,176,212	0
Petroleo Brasileiro S.A., ADR	6,281,343	103,767,786
Petroleo Brasileiro S.A., ADR	3,211,204	51,925,169
Petronet LNG Ltd.	5,415,801	17,860,803
		$302,322,439
Engineering - Construction – 0.9%
Doosan Bobcat, Inc.	1,841,373	$64,923,748
Food & Beverages – 3.4%
Gruma S.A.B. de C.V.	3,052,444	$54,358,997
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	31,020,227	122,256,759
Orion Corp.	665,861	46,454,256
Tingyi (Cayman Islands) Holding Corp.	24,292,000	27,085,913
		$250,155,925
Food & Drug Stores – 0.3%
BIM Birlesik Magazalar A.S.	1,927,029	$23,955,590
Forest & Paper Products – 0.8%
Suzano S.A.	5,014,300	$56,839,694
Insurance – 5.8%
AIA Group Ltd.	6,907,800	$56,112,916
DB Insurance Co. Ltd.	910,169	67,531,314
Discovery Ltd.	4,489,222	31,808,408
Hyundai Marine & Fire Insurance Co. Ltd.	1,838,537	43,491,976
Ping An Insurance Co. of China Ltd., “H”	31,499,500	141,213,673
Samsung Fire & Marine Insurance Co. Ltd.	413,012	92,428,339
		$432,586,626
Internet – 7.4%
Baidu, Inc., ADR (a)	182,368	$18,479,350
MakeMyTrip Ltd. (a)	497,486	30,689,911
NAVER Corp.	252,564	36,985,566
NetEase, Inc., ADR	1,046,844	112,975,405
Tencent Holdings Ltd.	9,829,000	347,991,417
		$547,121,649
Machinery & Tools – 1.5%
Delta Electronics, Inc.	12,128,000	$112,994,385
Major Banks – 3.6%
Banco Bradesco S.A., ADR	29,974,249	$83,328,412
Bandhan Bank Ltd.	17,088,408	40,311,671
Erste Group Bank AG	2,297,318	91,620,491
Nedbank Group Ltd.	4,465,153	51,027,992
		$266,288,566
Medical & Health Technology & Services – 0.0%
Burning Rock Biotech Ltd., ADR (a)	3,397,883	$2,697,919

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 2.6%
Industries Qatar Q.P.S.C.	4,961,952	$17,580,110
PT United Tractors Tbk	55,652,800	83,310,984
Vale S.A., ADR	6,995,465	93,809,186
		$194,700,280
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	15,074,800	$45,631,619
Network & Telecom – 0.2%
GDS Holdings Ltd., “A” (a)	4,756,600	$4,040,027
GDS Holdings Ltd., ADR (a)(l)	1,558,291	10,643,127
		$14,683,154
Other Banks & Diversified Financials – 13.0%
Bangkok Bank Public Co. Ltd.	18,463,300	$73,101,592
Bank Negara Indonesia PT	169,489,400	64,711,193
China Construction Bank Corp.	196,918,490	122,736,092
China Merchants Bank Co. Ltd.	11,812,500	46,091,305
Credicorp Ltd.	638,802	109,158,486
Emirates NBD Bank PJSC	12,436,269	61,962,108
Grupo Financiero Banorte S.A. de C.V.	2,535,438	26,213,819
HDFC Bank Ltd.	7,919,226	134,036,956
IndusInd Bank Ltd.	2,169,800	38,596,029
KB Financial Group, Inc.	2,002,722	95,503,790
Kotak Mahindra Bank Ltd.	5,883,233	119,873,101
Sberbank of Russia PJSC (u)	50,760,059	0
SK Square Co. Ltd. (a)	417,370	21,909,104
Tisco Financial Group PCL	17,585,800	49,278,486
		$963,172,061
Pharmaceuticals – 0.3%
Genomma Lab Internacional S.A., “B” (l)	24,446,194	$18,875,099
Precious Metals & Minerals – 1.2%
Gold Fields Ltd., ADR	5,155,108	$67,222,608
Polymetal International PLC (a)	6,292,661	22,653,580
		$89,876,188
Real Estate – 2.5%
Emaar Properties PJSC	47,769,676	$105,607,146
ESR Group Ltd.	15,445,200	20,634,369
Hang Lung Properties Ltd.	31,433,000	33,964,261
SM Investments Corp.	1,346,230	22,511,006
		$182,716,782
Restaurants – 1.4%
Yum China Holdings, Inc.	2,440,761	$104,684,239
Specialty Chemicals – 0.4%
Saudi Basic Industries Corp.	1,545,673	$32,477,144
Specialty Stores – 6.1%
Alibaba Group Holding Ltd.	23,615,148	$219,879,212
JD.com, Inc., “A”	1,895,109	21,554,308
JD.com, Inc., ADR	113,925	2,576,984
Lojas Renner S.A.	4,915,177	15,622,256
Multiplan Empreendimentos Imobiliarios S.A.	4,603,283	24,455,896
Vipshop Holdings Ltd., ADR (a)	3,569,522	68,713,298

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Walmart de Mexico S.A.B. de C.V.	25,129,826	$100,626,934
		$453,428,888
Telecommunications - Wireless – 2.4%
Advanced Info Service Public Co. Ltd.	6,771,500	$38,516,269
Etihad Etisalat Co.	4,228,268	62,347,871
PT Telekom Indonesia	298,237,500	75,911,550
		$176,775,690
Telephone Services – 0.7%
Hellenic Telecommunications Organization S.A.	3,603,313	$54,366,646
Tobacco – 0.9%
British American Tobacco PLC	2,244,912	$66,451,470
Total Common Stocks		$7,303,044,164
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.37% (v)	121,315,699	$121,315,699
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34% (j)	3,475,012	$3,475,012

Other Assets, Less Liabilities – 0.0%		2,740,635
Net Assets – 100.0%		$7,430,575,510
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $121,315,699 and $7,306,519,176, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$1,961,260,508	$—	$—	$1,961,260,508
India	1,058,041,655	—	—	1,058,041,655
South Korea	1,033,757,077	—	—	1,033,757,077
Taiwan	976,016,627	—	—	976,016,627
Brazil	565,072,030	—	—	565,072,030
Indonesia	223,933,727	—	—	223,933,727
Mexico	200,074,849	—	—	200,074,849
Hong Kong	194,530,644	—	—	194,530,644
United Arab Emirates	167,569,254	—	—	167,569,254
Other Countries	873,509,307	49,278,486	0	922,787,793
Mutual Funds	124,790,711	—	—	124,790,711
Total	$7,378,556,389	$49,278,486	$0	$7,427,834,875
For further information regarding security characteristics, see the Portfolio of Investments.  At February 29, 2024, the fund held three level 3 securities valued at $0, which were also held and valued at $0 at May 31, 2023.
(2) Securities Lending Collateral
At February 29, 2024, the value of securities loaned was $3,302,021. These loans were collateralized by cash of $3,475,012 and U.S. Treasury Obligations (held by the lending agent) of $32,476.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hugel, Inc. *	$52,217,688	$—	$14,709,115	$(13,168,701)	$43,243,378	$—
MFS Institutional Money Market Portfolio	102,816,830	793,975,786	775,483,654	(5,886)	12,623	$121,315,699
	$155,034,518	$793,975,786	$790,192,769	$(13,174,587)	$43,256,001	$121,315,699
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hugel, Inc. *	$—	$—
MFS Institutional Money Market Portfolio	4,928,518	—
	$4,928,518	$—
*Held at period end. No longer considered an affiliated issuer.

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2024, are as follows:
China	26.4%
India	14.2%
South Korea	13.9%
Taiwan	13.1%
Brazil	7.6%
Indonesia	3.0%
Mexico	2.7%
Hong Kong	2.6%
United Arab Emirates	2.3%
Other Countries	14.2%
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.